Baillie Gifford The Long Term Global Growth Equity Fund
Baillie Gifford The Long Term Global Growth Equity Fund

BAILLIE GIFFORD FUNDS

The Long Term Global Growth Equity Fund

Supplement dated July 1, 2016 to the prospectus dated April 29, 2016 (the “Prospectus”)

Effective immediately, the Prospectus is revised as follows:

11. The section titled “Shareholder Fees” under “Fees and Expenses” for The Long Term Global Growth Equity Fund on page 39 of the Prospectus is restated in its entirety as follows:
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Baillie Gifford The Long Term Global Growth Equity Fund	Class 1	Class 2	Class 3	Class 4	Class 5
Purchase Fees (as a percentage of amount purchased)	0.10%	0.10%	0.10%	0.10%	0.10%
Redemption Fees (as a percentage of amount redeemed)	0.10%	0.10%	0.10%	0.10%	0.10%

12. The expense tables under the section titled “Example of Expenses” for The Long Term Global Growth Equity Fund on page 39 of the Prospectus are restated in their entirety as follows:
Assuming you redeemed all of your shares at the end of each period, your expenses would be:
Expense Example - Baillie Gifford The Long Term Global Growth Equity Fund - USD ($)	1 year	3 years	5 years	10 years
Class 1	107	322	555	1,224
Class 2	99	297	512	1,131
Class 3	92	275	474	1,048
Class 4	89	266	458	1,013
Class 5	84	250	431	953

Assuming you did not redeem any of your shares at the end of each period, your expenses would be:
Expense Example No Redemption - Baillie Gifford The Long Term Global Growth Equity Fund - USD ($)	1 year	3 years	5 years	10 years
Class 1	97	311	543	1,209
Class 2	89	286	500	1,116
Class 3	81	264	462	1,033
Class 4	78	254	445	998
Class 5	73	239	418	938

15.    The section titled “Principal Investment Strategies” under “The Long Term Global Growth Equity Fund” on page 40 of the Prospectus is restated in its entirety as follows:

The Fund will seek to meet its objective through investment in a portfolio of global common stocks and other equity securities without reference to benchmark constraints. The Fund will engage in the active management of its portfolio by making investments in selected businesses which the portfolio managers believe may grow and enjoy sustainable competitive advantages in their markets. Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities. The portfolio managers will select investments without regard to the geographic, industry, sector, or individual company weightings on any index.

While the portfolio managers are not constrained by geographic limitations, the Fund will ordinarily invest in securities of issuers located in at least six different countries. In addition, under normal circumstances, the Fund will invest at least 40% of its total assets in securities of companies located outside the U.S. when market conditions are favorable, but, when market conditions are not favorable, will invest at least 30% of its total assets in companies located outside the U.S. See “Other Important Information About the Funds” below for additional detail on how the Fund classifies the location of issuers in which it invests.

The Fund may invest in stocks of any market capitalization. In constructing the Fund’s portfolio, the portfolio managers generally select between 30 and 60 issuers in which they have high conviction. As a result, the Fund is a non-diversified fund, which means that it may invest a relatively large percentage of its assets in a single issuer or a small number of issuers. Although the Fund seeks to invest across a broad spectrum of sectors and industries, the portfolio managers’ unconstrained approach to selecting investments may result in significant exposure to a small number of industries or sectors. Currency hedging is permitted, at the discretion of the Manager, to attempt to preserve the Fund’s investments in U.S. dollar terms, and may include utilization of forward foreign currency transactions or other currency instruments, such as options. The portfolio managers consider selling a security when any of the factors leading to its purchase materially changes or when a more attractive candidate is identified. The Fund will aim to remain fully invested in equities, holding cash and cash equivalents primarily during periods of investment reallocation, or as a result of admissions to or withdrawals from the Fund.